SEGMENT INFORMATION - Statement of Income by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 120,219	$ 68,562	$ 229,452
Expenses
Operating expenses	98,541	69,391	260,909
General and administrative	8,737	8,522	7,469
Acquisition and transaction expenses	14,826	1,658	9,134
Management fees and incentive allocation to affiliate	15,638	13,073	16,541
Depreciation and amortization	54,016	31,114	33,128
Asset impairment	0	0	4,726
Total expenses	191,758	123,758	331,907
Other (expense) income
Equity in (losses) earnings of unconsolidated entities	(13,499)	(3,107)	(546)
Gain (Loss) on sale of assets, net	16	(8)	121,296
Loss on extinguishment of debt	0	(4,724)	0
Interest expense	(16,019)	(10,764)	(17,907)
Other expense	(8,930)	92	2,857
Total other (expense) income	(38,432)	(18,511)	105,700
Income (loss) before income taxes	(109,971)	(73,707)	3,245
Provision for (benefit from) income taxes	(3,630)	(1,984)	14,384
Net income (loss)	(106,341)	(71,723)	(11,139)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	(26,472)	(16,522)	(17,571)
Net income (loss) attributable to Parent	(79,869)	(55,201)	6,432
Corporate and Other
Revenues
Total revenues	0	0	0
Expenses
Operating expenses	59	0	0
General and administrative	8,737	8,522	7,469
Acquisition and transaction expenses	11,985	751	4,126
Management fees and incentive allocation to affiliate	15,638	13,073	16,541
Depreciation and amortization	0	0	0
Asset impairment			0
Total expenses	36,419	22,346	28,136
Other (expense) income
Equity in (losses) earnings of unconsolidated entities	470	115	(62)
Gain (Loss) on sale of assets, net	0	0	0
Loss on extinguishment of debt		0
Interest expense	0	0	0
Other expense	0	0	1
Total other (expense) income	470	115	(61)
Income (loss) before income taxes	(35,949)	(22,231)	(28,197)
Provision for (benefit from) income taxes	7	3	(6)
Net income (loss)	(35,956)	(22,234)	(28,191)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	0	0	0
Net income (loss) attributable to Parent	(35,956)	(22,234)	(28,191)
Railroad | Operating Segments
Revenues
Total revenues	62,250	4,424	2,917
Expenses
Operating expenses	35,824	5,992	4,549
General and administrative	0	0	0
Acquisition and transaction expenses	2,841	0	0
Management fees and incentive allocation to affiliate	0	0	0
Depreciation and amortization	8,951	583	405
Asset impairment			0
Total expenses	47,616	6,575	4,954
Other (expense) income
Equity in (losses) earnings of unconsolidated entities	0	0	0
Gain (Loss) on sale of assets, net	0	0	0
Loss on extinguishment of debt		0
Interest expense	(60)	(3)	(6)
Other expense	(422)	0	6
Total other (expense) income	(482)	(3)	0
Income (loss) before income taxes	14,152	(2,154)	(2,037)
Provision for (benefit from) income taxes	64	0	0
Net income (loss)	14,088	(2,154)	(2,037)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	0	0	0
Net income (loss) attributable to Parent	14,088	(2,154)	(2,037)
Jefferson Terminal | Operating Segments
Revenues
Total revenues	46,352	60,283	204,348
Expenses
Operating expenses	48,255	53,072	231,506
General and administrative	0	0	0
Acquisition and transaction expenses	0	0	0
Management fees and incentive allocation to affiliate	0	0	0
Depreciation and amortization	36,013	29,034	22,873
Asset impairment			0
Total expenses	84,268	82,106	254,379
Other (expense) income
Equity in (losses) earnings of unconsolidated entities	0	0	(292)
Gain (Loss) on sale of assets, net	0	(8)	4,636
Loss on extinguishment of debt		(4,724)
Interest expense	(14,812)	(9,426)	(16,189)
Other expense	(4,726)	92	752
Total other (expense) income	(19,538)	(14,066)	(11,093)
Income (loss) before income taxes	(57,454)	(35,889)	(61,124)
Provision for (benefit from) income taxes	229	278	284
Net income (loss)	(57,683)	(36,167)	(61,408)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	(26,250)	(16,483)	(17,356)
Net income (loss) attributable to Parent	(31,433)	(19,684)	(44,052)
Repauno | Operating Segments
Revenues
Total revenues	11,617	3,855	7,886
Expenses
Operating expenses	14,304	8,971	9,599
General and administrative	0	0	0
Acquisition and transaction expenses	0	0	0
Management fees and incentive allocation to affiliate	0	0	0
Depreciation and amortization	9,052	1,497	1,480
Asset impairment			0
Total expenses	23,356	10,468	11,079
Other (expense) income
Equity in (losses) earnings of unconsolidated entities	0	0	0
Gain (Loss) on sale of assets, net	16	0	0
Loss on extinguishment of debt		0
Interest expense	(1,147)	(1,335)	(1,373)
Other expense	0	0	0
Total other (expense) income	(1,131)	(1,335)	(1,373)
Income (loss) before income taxes	(12,870)	(7,948)	(4,566)
Provision for (benefit from) income taxes	0	0	0
Net income (loss)	(12,870)	(7,948)	(4,566)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	(222)	(39)	(215)
Net income (loss) attributable to Parent	(12,648)	(7,909)	(4,351)
Power and Gas | Operating Segments
Revenues
Total revenues	0	0	14,301
Expenses
Operating expenses	99	1,356	15,255
General and administrative	0	0	0
Acquisition and transaction expenses	0	907	5,008
Management fees and incentive allocation to affiliate	0	0	0
Depreciation and amortization	0	0	8,370
Asset impairment			4,726
Total expenses	99	2,263	33,359
Other (expense) income
Equity in (losses) earnings of unconsolidated entities	(13,597)	(3,222)	(192)
Gain (Loss) on sale of assets, net	0	0	116,660
Loss on extinguishment of debt		0
Interest expense	0	0	(339)
Other expense	(3,782)	0	2,098
Total other (expense) income	(17,379)	(3,222)	118,227
Income (loss) before income taxes	(17,478)	(5,485)	99,169
Provision for (benefit from) income taxes	(3,930)	(2,265)	14,106
Net income (loss)	(13,548)	(3,220)	85,063
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	0	0	0
Net income (loss) attributable to Parent	(13,548)	(3,220)	85,063
Sustainability and Energy Transition | Operating Segments
Revenues
Total revenues	0	0	0
Expenses
Operating expenses	0	0	0
General and administrative	0	0	0
Acquisition and transaction expenses	0	0	0
Management fees and incentive allocation to affiliate	0	0	0
Depreciation and amortization	0	0	0
Asset impairment			0
Total expenses	0	0	0
Other (expense) income
Equity in (losses) earnings of unconsolidated entities	(372)	0	0
Gain (Loss) on sale of assets, net	0	0	0
Loss on extinguishment of debt		0
Interest expense	0	0	0
Other expense	0	0	0
Total other (expense) income	(372)	0	0
Income (loss) before income taxes	(372)	0	0
Provision for (benefit from) income taxes	0	0	0
Net income (loss)	(372)	0	0
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	0	0	0
Net income (loss) attributable to Parent	$ (372)	$ 0	$ 0